Location of Valuation Allowances in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Less allowances for doubtful accounts and sales returns	¥ 4,705	¥ 4,583
Valuation allowances, deducted from the related receivables	2,368	2,510
Total	7,073	7,093	7,619	6,796
Other current assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	387	518
Other Long-term Investments
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	1	44
Other Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	¥ 1,980	¥ 1,948